Financial Instruments (Details Textual) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jul. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019	Dec. 31, 2017	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk			$ 1,149,200	$ 888,600
Allowance for doubtful accounts			1,779	5,136		$ 2,662
Borrowings before deferred financing costs			$ 3,713,192	3,853,883
Fixed interest rates			4.875%		4.65%
Short-term investments	[1]		$ 484,685	425,559		$ 90,673
Forward foreign exchange contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net increase (loss) impact of 5 percent increase (decrease)			172,900	163,900
Other comprehensive income (loss) impact of 5 percent increase (decrease)			30,900	3,100
Interest rate floor [Member]
Disclosure of detailed information about financial instruments [line items]
Net income (loss) impact of 0.25 percent change in interest rates			$ 2,000	$ 1,800
Four Forward Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Payments for exchange rate contracts		$ 7,000
Four Forward Foreign Exchange Contracts [Member] | British Pound Sterling
Disclosure of detailed information about financial instruments [line items]
Proceeds from exchange rate contracts		$ 4,200
Satellite performance incentive payments [Member]
Disclosure of detailed information about financial instruments [line items]
Discount rate cash flow projections			5.20%	5.70%
North American [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of outstanding trade receivables			50.00%	59.00%
International customers [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of outstanding trade receivables			50.00%	41.00%
Bottom of range [Member] | USD
Disclosure of detailed information about financial instruments [line items]
Discount rate used to discount Canadian dollar cash flows			1.45%	2.29%
Top of range [Member] | USD
Disclosure of detailed information about financial instruments [line items]
Discount rate used to discount Canadian dollar cash flows			1.91%	2.81%
Term Loan B - Canadian Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Variable interest rate			$ 1,350,000				$ 1,800,000
Term Loan B - Canadian Facility [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Fixed interest rates			1.84%				1.72%
Term Loan B - Canadian Facility [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Fixed interest rates			2.04%				2.04%

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.